Restatement of Quarterly Financial Information (Unaudited) (Details 3) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Net Loss	$ (5,434)	$ (5,468)	$ (10,638)	$ (16,072)	$ (49,238)	$ (19,408)
Amortization of debt discount and deferred financing cost			717	988
Accrued interest expense on promissory note and convertible debt			200	296
Change in fair value of derivative liability	1,119	1,001	2,473	3,592
Net cash used in operating activities			(2,560)	(4,629)	(12,766)	(7,325)
Accrued liabilities				573	$ (5,876)	$ 771
Previously Reported [Member]
Net Loss	(5,004)	(5,256)	(10,426)	(15,430)
Amortization of debt discount and deferred financing cost			445	678
Accrued interest expense on promissory note and convertible debt			210	340
Change in fair value of derivative liability	1,052	1,051	2,523	3,575
Net cash used in operating activities			(2,560)	(4,629)
Accrued liabilities				214
Revision of Prior Period, Adjustment [Member]
Net Loss	(71)	(212)	(212)	(283)
Amortization of debt discount and deferred financing cost			272	310
Accrued interest expense on promissory note and convertible debt			(10)	(44)
Change in fair value of derivative liability	67	(50)	(50)	17
Net cash used in operating activities
Accrued liabilities
Adjustments To Accrued Legal Fees [Member]
Net Loss	$ (359)			(359)
Amortization of debt discount and deferred financing cost
Accrued interest expense on promissory note and convertible debt
Change in fair value of derivative liability
Net cash used in operating activities
Accrued liabilities				$ 359